Cash and Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 57,317	$ 84,480
Bank deposits maturing in three months or less	14,013	69,478
Cash and cash equivalents	71,330	153,958
Bank deposits maturing over three months (note)	1,295,945	682,152
Cash and cash equivalents and short-term investments	$ 1,367,275	$ 836,110
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investments (in days)	186 days	186 days